ACQUISITIONS AND DIVESTITURES - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill	$ 429,590	$ 513,312	$ 497,453
Loss recognized on classification as held for sale		$ 0
Discontinued Operations, Held-for-Sale or Disposed of by Sale | Fresh Vegetables [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Loss recognized on classification as held for sale	$ (104,886)